Retirement Benefit and Other Post-retirement Obligations - Summary of of Quoted and Non Quoted Market Price (Detail)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	81.00%	85.00%
No quoted market price	19.00%	15.00%
Insurance [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	33.00%	35.00%
Equities [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	16.00%	11.00%
No quoted market price		1.00%
Fixed-interest securities [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	9.00%	9.00%
Property [member]
Disclosure of quoted and non quoted plane asset [line items]
No quoted market price	6.00%	5.00%
Pooled asset investment funds (including LDI)
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	22.00%	30.00%
Other [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	1.00%
No quoted market price	13.00%	9.00%